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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                    REGISTRATION STATEMENT (NO.2-47371) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 65

                                       AND

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 66

                     VANGUARD FIXED INCOME SECURITIES FUNDS
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

              IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON
              MAY 27, 2003, PURSUANT TO PARAGRAPH (B) OF RULE 485.

================================================================================

                                    VANGUARD(R) GNMA FUND

                           Investor Shares . May 27, 2003
                                             Revised August 15, 2003


This prospectus
contains financial data
for the Funds through
the fiscal year ended
January 31, 2003.

BOND

PROSPECTUS


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                    [THE VANGUARD GROUP(R) LOGO]

VANGUARD GNMA FUND
Investor Shares
Prospectus
May 27, 2003
Revised August 15, 2003

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 CONTENTS
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  1 FUND PROFILE
  3 MORE ON THE FUND
  8 THE FUND AND VANGUARD
  8 INVESTMENT ADVISER
  9 TAXES
  9 SHARE PRICE
 10 FINANCIAL HIGHLIGHTS
 12 GENERAL INFORMATION
 GLOSSARY (inside back cover)
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WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus offers the Fund's Investor Shares and is intended for investors who would like to open an income annuity (also referred to as an immediate annuity) account through a contract offered by an insurance company. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
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A NOTE ABOUT INVESTING IN THE FUND

The Fund is a mutual fund used as an investment option for income annuity programs offered by insurance companies and for personal investment accounts. When investing through an insurance company, you cannot purchase shares of the Fund directly, but only through a contract offered by the insurance company.

The Fund's income annuity accounts' performance will differ from the performance of personal investment accounts because of administrative and insurance costs associated with the income annuity programs.
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

                                                                               1

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

PRIMARY INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA, or "Ginnie Mae") pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans backed by the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (5 to 10 years). For more information, see "Security Selection" under MORE ON THE FUND.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:
- Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates. The Fund would lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Prepayment risk is high for the Fund.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
- Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of other bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index. The bar chart and table do not reflect additional fees and expenses that are deducted by the income annuity program through which you invest. If such fees and expenses were included in the calculation of the Fund's returns, the returns would be lower. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

2

      ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                 [BAR CHART - SCALE -20% TO 40%]
                         1993          5.90
                         1994         -0.95
                         1995         17.04
                         1996          5.24
                         1997          9.47
                         1998          7.14
                         1999          0.78
                         2000         11.22
                         2001          7.94
                         2002          9.68
      ----------------------------------------------------
      The year-to-date return as of the most recent
      calendar quarter, which ended March 31, 2003, was
      1.04%.
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 5.33% (quarter ended June 30, 1995), and the lowest return for a quarter was -2.28% (quarter ended March 31, 1994).

----------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
----------------------------------------------------------------------
                                         1 YEAR     5 YEARS   10 YEARS
----------------------------------------------------------------------
Vanguard GNMA Fund Investor Shares        9.68%       7.29%      7.24%
Lehman Brothers GNMA Bond Index           8.69        7.33       7.30
----------------------------------------------------------------------

A NOTE ON FEES
As an investor in the Fund, you would incur various operating costs, including management, advisory, and distribution expenses. Detailed information about the costs of operating the Fund appears in the following table. You also would incur fees associated with the income annuity program through which you invest. Detailed information about the annuity program fees is presented in the "Fee Table" section of the accompanying prospectus for the annuity program through which Fund shares are offered.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended January 31, 2003.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.19%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.22%

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $23          $71       $124         $280
--------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

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                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a contract owner, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
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MORE ON THE FUND

This prospectus describes the primary risks you would face as an investor in this Fund. It is important to keep in mind one of the main axioms of investing:
The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund investor.
     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental and may be changed without a shareholder vote. However, the Fund's 80% investment policy may only be changed upon 60 days' notice to shareholders.

4

MARKET EXPOSURE
The Fund invests mainly in bonds. As a result, it is subject to certain risks.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONG-TERM BOND FUNDS.

     Changes in interest rates can affect bond income as well as bond prices.

[FLAG] THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN INTEREST RATES FALL, BECAUSE ONCE RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING BONDS. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS AND LEAST FOR LONG-TERM BOND FUNDS.

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                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

How mortgage-backed securities are different: In general, declining interest rates will not lift the prices of mortgage-backed securities--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed securities for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, mortgage-backed securities tend to offer higher yields than other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on the value of three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
                        HOW INTEREST RATE CHANGES AFFECT
                           THE VALUE OF A $1,000 BOND*
------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)         INCREASE    DECREASE    INCREASE      DECREASE
------------------------------------------------------------------------------
Short-Term (2.5 years)              $977      $1,024        $955        $1,048
Intermediate-Term (10 years)         926       1,082         858         1,172
Long-Term (20 years)                 884       1,137         786         1,299
------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or this Fund in particular.

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                                PLAIN TALK ABOUT
                                 BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year to more than 30 years. Typically, the longer a bond's maturity, the more price risk you, as a bond investor, face as interest rates rise--but also the higher yield you could receive. Longer-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income; shorter-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

     While falling interest rates tend to strengthen bond prices, they can cause another sort of problem for bond fund investors--prepayments.

[FLAG] THE FUND IS SUBJECT TO PREPAYMENT  RISK,  WHICH IS THE CHANCE THAT DURING
     PERIODS OF FALLING INTEREST RATES, HOMEOWNERS WILL REFINANCE THEIR MORTGAGES BEFORE THEIR MATURITY DATES. THE FUND WOULD LOSE POTENTIAL PRICE APPRECIATION AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, RESULTING IN A DECLINE IN THE FUND'S INCOME. PREPAYMENT RISK IS HIGH FOR THE FUND.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A bond's credit quality rating is an assessment of the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or through independent analysis conducted by a fund's adviser. The lower the rating, the greater the chance--in the rating agency's or adviser's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the adviser's analysis.
--------------------------------------------------------------------------------

6

     The credit quality of the Fund is high. The dollar-weighted average credit quality of the Fund's holdings, as rated by Moody's Investors Service, Inc., was Treasury, as of January 31, 2003.

[FLAG] THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER
     WILL DO A POOR JOB OF SELECTING SECURITIES.

SECURITY SELECTION

The types of financial instruments that may be purchased by the Fund are identified and explained below.
- U.S. government and agency bonds represent loans by investors to the U.S. Treasury Department or a wide variety of government agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- Mortgage-backed securities represent an ownership interest in mortgage loans made by financial institutions to finance a borrower's real estate purchase. These loans are packaged by issuers for sale to investors. As the underlying mortgage loans are paid by borrowers, the investors receive payments of interest and principal.
- Cash investments is a blanket term that describes a variety of short-term fixed income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. The Fund may invest only in repurchase agreements that are collateralized by U.S. Treasury or U.S. government agency securities.
- Futures, options, and other derivatives may represent up to 20% of the Fund's total assets. These investments may be in bond futures contracts, options, credit swaps, interest rate swaps, total rate of return swaps, and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.
     The reasons for which the Fund may invest in futures and other derivatives include:
-- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
-- To reduce the Fund's transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.
-- To simulate exposure to bonds that are either unavailable or considered to be less attractively priced in the bond market.

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

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                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particularly if used for speculation or as leveraged investments.
--------------------------------------------------------------------------------

- Collateralized mortgage obligations (CMOs) are special bonds that are collateralized by mortgages or mortgage pass-through securities. Cash flow rights on underlying mortgages--the rights to receive principal and interest payments--are divided up and prioritized to create short-, intermediate-, and long-term bonds. CMOs rely on assumptions about the timing of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that these assumptions are wrong, which would either shorten or lengthen the bond's maturity. The Fund will invest only in CMOs that are believed to be consistent with its maturity and credit-quality standards.
- Illiquid securities are securities that a fund may not be able to sell in the ordinary course of business. The Fund may invest up to 15% of its net assets in these securities. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified buyers. From time to time, the board of trustees may determine that particular restricted securities are NOT illiquid, and those securities may then be purchased by the Fund without limit.
- Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance a fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. These transactions may increase a fund's portfolio turnover rate. Mortgage dollar rolls will be used only if consistent with a fund's investment objective and risk profile.

     The Fund is generally managed without regard to tax ramifications.

TEMPORARY INVESTMENT MEASURES
The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective.

8

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $600 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

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                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, adviser to the Fund, is an investment advisory firm founded in 1928. As of January 31, 2003, Wellington Management managed about $303 billion in assets, including all or part of 15 Vanguard funds. The firm's advisory fee is paid quarterly and is based on certain annual percentage rates applied to the Fund's average month-end net assets for each quarter. Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.
     For the fiscal year ended January 31, 2003, the advisory fees for the Fund represented an effective annual rate of 0.01% of the Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities and to seek to obtain the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide brokerage or research services to the adviser. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund as well as for brokerage or research services provided to the adviser.

     Under the terms of an SEC exemptive order, the board of trustees may, without prior approval from shareholders, change the terms of the Fund's advisory agreement or hire a new investment adviser for the Fund--either as a replacement for the existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, Vanguard may provide investment advisory services to the Fund, on an at-cost basis, at any time.

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                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER

The manager primarily responsible for overseeing the Fund's investments is:

PAUL D. KAPLAN, Senior Vice President and Partner of Wellington Management Company, LLP. He has worked in investment management since 1974; has been with Wellington Management since 1978; and has managed the GNMA Fund since 1994.
Education: B.S., Dickinson College; M.S., The Sloan School of Management, Massachusetts Institute of Technology.
--------------------------------------------------------------------------------

TAXES

The tax consequences of your investment in the Fund depend on the provisions of the income annuity program through which you invest. For more information on taxes, please refer to the accompanying prospectus of the insurance company that offers your annuity program.

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
     Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When pricing-service information or reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with bonds as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

10

     The Fund's NAV is used to determine the annuity's unit value for the income annuity program through which you invest. For more information on unit values, please refer to the accompanying prospectus of the insurance company that offers your annuity program.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Investor Shares' financial performance for the periods shown, and certain information reflects financial results for a single Investor Share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Investor Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.
     Yields and total returns presented for the Fund are net of the Fund's operating expenses, but do not take into account charges and expenses attributable to the income annuity program through which you invest. The expenses of the annuity program reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Investor Shares began fiscal year 2003 with a net asset value (price) of $10.44 per share. During the year, each Investor Share earned $0.588 from investment income (interest and dividends) and $0.30 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.608 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $10.72, reflecting earnings of $0.888 per share and distributions of $0.608 per share. This was an increase of $0.28 per share (from $10.44 at the beginning of the year to $10.72 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 8.73% for the year.

As of January 31, 2003, the Investor Shares had $22.1 billion in net assets. For the year, the expense ratio was 0.22% ($2.20 per $1,000 of net assets), and the net investment income amounted to 5.51% of average net assets. The Fund sold and replaced securities valued at 17% of its net assets.
--------------------------------------------------------------------------------

                                                                              11

GNMA FUND INVESTOR SHARES
===========================================================================================================
                                                                  YEAR ENDED JANUARY 31,
-----------------------------------------------------------------------------------------------------------
                                               2003         2002         2001            2000         1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $10.44        $10.35       $ 9.71          $10.47       $10.48
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .588         .650         .685            .669         .687
 Net Realized and Unrealized Gain
  (Loss) on Investments                        .300         .090         .640           (.760)        .002
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations              .888         .740        1.325           (.091)        .689
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income         (.588)      (.650)        (.685)          (.669)       (.687)
 Distributions from Realized Capital Gains    (.020)         --            --              --        (.012)
-----------------------------------------------------------------------------------------------------------
 Total Distributions                          (.608)      (.650)        (.685)          (.669)       (.699)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $10.72       $10.44       $10.35          $ 9.71       $10.47
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  8.73%        7.35%       14.12%          -0.89%        6.79%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL  DATA
 Net Assets, End of Period (Millions)       $22,113      $15,839      $14,378         $12,228      $11,354
 Ratio of Total Expenses
  to Average Net Assets                       0.22%        0.25%        0.27%           0.27%        0.30%
 Ratio of Net Investment Income
  to Average Net Assets                       5.51%        6.24%        6.85%           6.63%        6.56%
 Turnover Rate                                  17%           8%           8%              5%           7%
===========================================================================================================

12

GENERAL INFORMATION

The Fund offers its shares to insurance companies that offer income annuity programs. Because of differences in tax treatment or other considerations, the interest of various contract owners participating in the Fund might at some time be in conflict. The Fund's board of trustees will monitor for any material conflicts and determine what action, if any, should be taken.
     If the board of trustees determines that continued offering of shares would be detrimental to the best interests of the Fund's shareholders, the Fund may suspend the offering of shares for a period of time. If the board of trustees determines that a specific purchase acceptance would be detrimental to the best interests of the Fund's shareholders, the Fund may reject such a purchase request.
     If you wish to redeem money from the Fund, please refer to the instructions provided in the accompanying prospectus of the insurance company that offers your annuity program. Shares of the Fund may be redeemed on any business day. The redemption price of shares will be at the next-determined net asset value per share. Redemption proceeds will be wired to the administrator for distribution to the contract owner generally on the day following receipt of the redemption request, but no later than seven business days. Contract owners will receive a check from the administrator for the redemption amount.
     The Fund may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission.
     The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your program. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice.
     If the board of trustees determines that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of readily marketable securities.
     For certain categories of investors, the Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. The brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or a broker's authorized designee, accepts the order. For these categories of investors, a contract owner's order will be priced at the Fund's NAV next computed after the order is accepted by an authorized broker or the broker's designee.



The Vanguard Group, Vanguard, Plain Talk, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund's adviser, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment-grade.

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [SHIP]
                                                    [THE VANGUARD GROUP(R) LOGO]
                                                    Post Office Box 2600
                                                    Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about Vanguard GNMA Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual reports or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

VANGUARD ANNUITY AND INSURANCE SERVICES
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-522-5555

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-2368

(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P036A 082003

                                 VANGUARD(R) INFLATION-PROTECTED SECURITIES FUND

                        Investor Shares . May 27, 2003
                                          Revised August 15, 2003


This prospectus
contains financial data
for the Fund through
the fiscal year ended
January 31, 2003.

BOND

PROSPECTUS


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                    [THE VANGUARD GROUP(R) LOGO]

VANGUARD INFLATION-PROTECTED SECURITIES FUND
Prospectus
May 27, 2003
Revised August 15, 2003

A Bond Mutual Fund

--------------------------------------------------------------------------------
 CONTENTS
--------------------------------------------------------------------------------
  1 FUND PROFILE
  3 MORE ON THE FUND
  8 THE FUND AND VANGUARD
  9 INVESTMENT ADVISER
  9 TAXES
 10 SHARE PRICE
 10 FINANCIAL HIGHLIGHTS
 12 GENERAL INFORMATION
 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus is intended for investors who would like to open an income annuity (also referred to as an immediate annuity) account through a contract offered by an insurance company. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ABOUT INVESTING IN THE FUND

The Fund is a mutual fund used as an investment option for income annuity programs offered by insurance companies and for personal investment accounts. When investing through an insurance company, you cannot purchase shares of the Fund directly, but only through a contract offered by the insurance company.

The Fund's income annuity accounts' performance will differ from the performance of personal investment accounts because of administrative and insurance costs associated with the income annuity programs.
-------------------------------------------------------------------------------

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide investors inflation protection and income consistent with investment in inflation-indexed securities.

PRIMARY INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade." For more information, see "Security Selection" under MORE ON THE FUND.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:
- Income fluctuations. The Fund's quarterly income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund.
- Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline because of rising interest rates. Interest rate risk is expected to be low to moderate for the Fund.
- Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few securities. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index. The bar chart and table do not reflect additional fees and expenses that are deducted by the income annuity program through which you invest. If such fees and expenses were included in the calculation of the Fund's returns, the returns would be lower. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

2

      ----------------------------------------------------
                      ANNUAL TOTAL RETURNS
      ----------------------------------------------------
                 [BAR CHART - SCALE -20% TO 40%]
                       2001          7.61%
                       2002         16.61
      ----------------------------------------------------
      The year-to-date return as of the most recent
      calendar quarter, which ended March 31, 2003, was
      2.62%.
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 7.96% (quarter ended September 30, 2002), and the lowest return for a quarter was -1.14% (quarter ended December 31, 2001).

-------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------
                                                                          SINCE
                                                       1 YEAR        INCEPTION*
-------------------------------------------------------------------------------
Vanguard Inflation-Protected Securities Fund           16.61%            12.07%
Lehman Brothers U.S. Treasury Inflation
 Notes Index                                           16.57             12.22
-------------------------------------------------------------------------------
*Since-inception returns are from June 29, 2000--the inception date of the Fund
 --through December 31, 2002.
-------------------------------------------------------------------------------

A NOTE ON FEES
As an investor in the Fund, you would incur various operating costs, including management, advisory, and distribution expenses. Detailed information about the costs of operating the Fund appears in the following table. You also would incur fees associated with the income annuity program through which you invest. Detailed information about the annuity program fees is presented in the "Fee Table" section of the accompanying prospectus for the annuity program through which Fund shares are offered.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended January 31, 2003.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                       None
    Purchase Fee:                                                   None
    Sales Charge (Load) Imposed on Reinvested Dividends:            None
    Redemption Fee:                                                 None*

    ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
    Management Expenses:                                           0.20%
    12b-1 Distribution Fee:                                         None
    Other Expenses:                                                0.02%
     TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.22%

    *A $5 fee applies to wire redemptions under $5,000.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $23         $71        $124         $280
--------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a contract owner, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

MORE ON THE FUND

This prospectus describes the primary risks you would face as an investor in this Fund. It is important to keep in mind one of the main axioms of investing:
The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund,

4

you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund investor.
     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental and may be changed without a shareholder vote.

MARKET EXPOSURE

The Fund's policy of investing at least 80% of its assets in inflation-indexed bonds may only be changed upon 60 days' notice to shareholders. The Fund emphasizes inflation-indexed bonds issued by the U.S. government, although it may also purchase inflation-indexed bonds issued by agencies and instrumentalities of the U.S. government and corporations. The Fund may invest in bonds of any maturity, but is expected to maintain a dollar-weighted average nominal maturity in a range of 7 to 20 years.
     Because the Fund invests mainly in bonds, it is subject to certain risks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          INFLATION-INDEXED SECURITIES

Unlike conventional bonds, which make regular fixed interest payments and repay the face value of the bonds at maturity, the principal and interest payments of an inflation-indexed security (IIS) are adjusted over time to reflect inflation--a rise in the general price level. This adjustment is a key feature, given that the Consumer Price Index (CPI) has risen in 49 of the past 50 years. (Source: Bureau of Labor Statistics). Importantly, in the event of sustained deflation, or a drop in prices, the U.S. Treasury has guaranteed that it would repay at least the original face value of an IIS.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS SUBJECT TO INCOME  FLUCTUATIONS.  THE FUND'S QUARTERLY INCOME
     DISTRIBUTIONS ARE LIKELY TO FLUCTUATE CONSIDERABLY MORE THAN INCOME DISTRIBUTIONS OF A TYPICAL BOND FUND. INCOME FLUCTUATIONS ASSOCIATED WITH CHANGES IN INTEREST RATES ARE EXPECTED TO BE LOW; HOWEVER, INCOME FLUCTUATIONS RESULTING FROM CHANGES IN INFLATION ARE EXPECTED TO BE HIGH. OVERALL, INVESTORS CAN EXPECT INCOME FLUCTUATIONS TO BE HIGH FOR THE FUND.

     While fluctuations in quarterly income distributions are expected to be high, distributions should, over the long term, provide an income yield that exceeds inflation. That said, in periods of extreme deflation, the Fund may have no income at all to distribute.
     Changes in interest rates can affect bond income as well as bond prices.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW TO MODERATE FOR THE FUND.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  REAL RETURNS

Inflation-indexed securities are designed to provide a "real rate of return"--a return after adjusting for the impact of inflation. Inflation--a rise in the general price level--erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 4% during that period, the inflation-adjusted, or real, return is 4%. Inflation, as measured by the Consumer Price Index, has occurred in 49 of the past 50 years, so investors should be conscious of both the nominal and real returns of their investments. Investors in inflation-indexed bond funds who do not reinvest the portion of the income distribution that comes from inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal won't grow with inflation if the investor does not reinvest the principal adjustment paid out as part of a fund's income distributions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                INFLATION-INDEXED SECURITIES AND INTEREST RATES

Interest rates on conventional bonds have two primary components: a "real" yield, plus an increment that reflects investor expectations of future inflation. By contrast, rates on an inflation-indexed security (IIS) are adjusted for inflation and, therefore, aren't affected meaningfully by inflation expectations. This leaves only real rates to influence the price of an IIS. A rise in real rates will cause the price of an IIS to fall, while a decline in real rates will boost the price of an IIS. In the past, interest rates on conventional bonds have varied considerably more than real rates because of wide fluctuations in actual and expected inflation (annual changes in the Consumer Price Index since 1925 have ranged from -10% to +18% and have averaged +3.1%). (Source: Bureau of Labor Statistics). Because real interest yields have been relatively stable, the prices of IISs have generally fluctuated less than those of conventional bonds with comparable maturity and credit-quality characteristics.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS SUBJECT,  TO A LIMITED EXTENT,  TO CREDIT RISK,  WHICH IS THE
     CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST OR PRINCIPAL IN A TIMELY MANNER, OR THAT NEGATIVE PERCEPTIONS OF THE ISSUER'S ABILITY TO MAKE SUCH PAYMENTS WILL CAUSE BOND PRICES TO DECLINE.

     The credit quality of the Fund depends on the quality of its investments. Since the Fund emphasizes securities backed by the full faith and credit of the U.S. government, the average credit quality of the Fund's holdings is expected to be high, and consequently credit risk should be low for the Fund. As of January 31, 2003, the dollar-weighted average credit quality of the Fund's holdings, as rated by Moody's Investors Service, Inc., was Treasury, which signifies the highest possible credit quality. At a minimum, all bonds purchased by the Fund will be rated "investment-grade," which are bonds rated in one of the four highest rating categories, or unrated bonds considered by the adviser to be investment-grade.

6

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A bond's credit quality rating is an assessment of the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or through independent analysis conducted by a fund's adviser. The lower the rating, the greater the chance--in the rating agency's or adviser's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the adviser's analysis.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                     TAXES AND INFLATION-INDEXED SECURITIES

Any increase in principal for an inflation-indexed security (IIS) resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an IIS, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a mutual fund holding these securities pays out (to shareholders) both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares, and the shareholders must pay taxes on the distributions.
--------------------------------------------------------------------------------

[FLAG] BECAUSE THE FUND IS  NONDIVERSIFIED  (WHICH MEANS IT MAY INVEST A GREATER
     PERCENTAGE OF ITS ASSETS IN THE SECURITIES OF FEWER ISSUERS AS COMPARED WITH OTHER MUTUAL FUNDS), THE FUND IS SUBJECT TO THE RISK THAT ITS PERFORMANCE MAY BE HURT DISPROPORTIONATELY BY THE POOR PERFORMANCE OF RELATIVELY FEW SECURITIES.

SECURITY SELECTION
The Vanguard Group (Vanguard), adviser to the Fund, buys and sells securities based on its judgment about issuers, the prices of the securities, and other economic factors. While the adviser uses the Lehman Brothers U.S. Treasury Inflation Notes Index as a benchmark for the Fund's performance, the Fund's average maturity and mix of bonds may differ from those of the index. This may occur, for example, when the adviser sees an opportunity to enhance returns.

[FLAG] THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER
     WILL DO A POOR JOB OF SELECTING SECURITIES.

OTHER INVESTMENT POLICIES AND RISKS
Up to 20% of the Fund's assets may be invested in holdings that are not inflation-indexed. The Fund will typically make such investments when inflation-indexed bonds are less attractive. The Fund's non-inflation-indexed holdings may include the following: n Corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.
- U.S. government and agency bonds represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- Cash investments is a blanket term that describes a variety of short-term fixed income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by the Fund to commercial banks or large securities dealers.
- Futures, options, and other derivatives may represent up to 20% of the Fund's total assets. These investments may be in bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The reasons for which the Fund may invest in futures and other derivatives include:
-- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
-- To reduce the Fund's transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particularly if used for speculation or as leveraged investments.
--------------------------------------------------------------------------------

8

- Illiquid securities are securities that the Fund may not be able to sell in the ordinary course of business. The Fund may invest up to 15% of its net assets in these securities. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified institutional buyers. From time to time, the board of trustees may determine that particular restricted securities are NOT illiquid, and those securities may then be purchased by the Fund without limit.
- Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance a fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. These transactions may increase a fund's portfolio turnover rate. Mortgage dollar rolls will be used only if consistent with a fund's investment objective and risk profile.

     The Fund is generally managed without regard to tax ramifications.

TEMPORARY INVESTMENT MEASURES
The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Longer-term bonds will mature or be sold--and need to be replaced--less frequently than shorter-term bonds. As a result, longer-term bond funds tend to have lower turnover rates than shorter-term bond funds.

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $600 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Fund through its Fixed Income Group. As of January 31, 2003, Vanguard served as adviser for about $405 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.
     For the fiscal year ended January 31, 2003, the advisory expenses represented an effective annual rate of 0.01% of the Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities and to seek to obtain the best available price and most favorable execution for all transactions.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER

The managers primarily responsible for overseeing the Fund's investments are:

JOHN W. HOLLYER, CFA, Principal of Vanguard. He has worked in investment management since 1987 and has managed portfolio investments for Vanguard since 1989. Education: B.S., University of Pennsylvania.

KENNETH E. VOLPERT, CFA, Principal of Vanguard, and head of Vanguard's Bond Index Group. He has worked in investment management since 1981 and has managed portfolio investments since 1982. Education: B.S., University of Illinois; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

TAXES

The tax consequences of your investment in the Fund depend on the provisions of the income annuity program through which you invest. For more information on taxes, please refer to the accompanying prospectus of the insurance company that offers your annuity program.

10

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.
     Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.
     When pricing-service information or reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with bonds as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.
     The Fund's NAV is used to determine the annuity's unit value for the income annuity program through which you invest. For more information on unit values, please refer to the accompanying prospectus of the insurance company that offers your annuity program.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.
     Yields and total returns presented for the Fund are net of the Fund's operating expenses, but do not take into account charges and expenses attributable to the income annuity program through which you invest. The expenses of the annuity program reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began fiscal year 2003 with a net asset value (price) of $10.68 per share. During the year, the Fund earned $0.47 per share from investment income (interest) and $1.28 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.52 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $11.91, reflecting earnings of $1.75 per share and distributions of $0.52 per share. This was an increase of $1.23 per share (from $10.68 at the beginning of the year to $11.91 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 16.64% for the year.

As of January 31, 2003, the Fund had $3.1 billion in net assets. For the year, its expense ratio was 0.22% ($2.20 per $1,000 of net assets), and its net investment income amounted to 4.55% of its average net assets. The Fund sold and replaced securities valued at 108% of its net assets.
--------------------------------------------------------------------------------

INFLATION-PROTECTED SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                                                 JUNE 5,
                                                         YEAR ENDED JAN. 31,    2000* TO
                                                      ------------------------- Jan. 31,
                                                         2003       2002            2001
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.68     $10.55          $10.00
-----------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .47       .425             .30
 Net Realized and Unrealized Gain (Loss) on Investments  1.28       .220             .53
-----------------------------------------------------------------------------------------
 Total from Investment Operations                        1.75       .645             .83
-----------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (.46)     (.445)           (.27)
 Distributions from Realized Capital Gains               (.06)     (.070)           (.01)
-----------------------------------------------------------------------------------------
 Total Distributions                                     (.52)     (.515)           (.28)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $11.91    $10.68          $10.55
=========================================================================================

TOTAL RETURN                                            16.64%     6.17%           8.07%
=========================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                   $3,143       $899           $170
 Ratio of Total Expenses to Average Net Assets           0.22%      0.25%        0.25%**
 Ratio of Net Investment Income to Average Net Assets    4.55%      3.92%        6.38%**
 Turnover Rate                                            108%        75%           122%
=========================================================================================

 *Subscription period for the Fund was June 5, 2000, to June 29, 2000, during which time all assets were held in money market instruments. Performance measurement began June 29, 2000.
**Annualized.

12

GENERAL INFORMATION

The Fund offers its shares to insurance companies that offer income annuity programs. Because of differences in tax treatment or other considerations, the interest of various contract owners participating in the Fund might at some time be in conflict. The Fund's board of trustees will monitor for any material conflicts and determine what action, if any, should be taken.
     If the board of trustees determines that continued offering of shares would be detrimental to the best interests of the Fund's shareholders, the Fund may suspend the offering of shares for a period of time. If the board of trustees determines that a specific purchase acceptance would be detrimental to the best interests of the Fund's shareholders, the Fund may reject such a purchase request.
     If you wish to redeem money from the Fund, please refer to the instructions provided in the accompanying prospectus of the insurance company that offers your annuity program. Shares of the Fund may be redeemed on any business day. The redemption price of shares will be at the next-determined net asset value per share. Redemption proceeds will be wired to the administrator for distribution to the contract owner generally on the day following receipt of the redemption request, but no later than seven business days. Contract owners will receive a check from the administrator for the redemption amount.
     The Fund may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission.
     The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your program. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice.
     If the board of trustees determines that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of readily marketable securities.
     For certain categories of investors, the Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. The brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or a broker's authorized designee, accepts the order. For these categories of investors, a contract owner's order will be priced at the Fund's NAV next computed after the order is accepted by an authorized broker or the broker's designee.






The Vanguard Group, Vanguard, Plain Talk, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

FIXED INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

INFLATION-INDEXED SECURITIES
Bonds issued by the U.S. government, government agencies, or corporations, whose
principal  and  interest   payments--unlike  those  of  conventional  bonds--are
adjusted over time to reflect inflation.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund's adviser, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment-grade.

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [SHIP]
                                                    [THE VANGUARD GROUP(R) LOGO]
                                                    Post Office Box 2600
                                                    Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about Vanguard Inflation-Protected Securities Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

VANGUARD ANNUITY AND INSURANCE SERVICES
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-522-5555

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-2368

(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P119A 082003